Acquisitions of Subsidiaries - Summary of net cash inflow on acquisition (Detail) - HKD ($)	Apr. 30, 2022	Feb. 28, 2022
AMTD Digital [Member]
Disclosure of detailed information about business combination [line items]
Cash consideration paid		$ 0
Cash and cash equivalent balances acquired		101,977,036
Net cash transferred on acquisition		$ 101,977,036
L'Officiel [member]
Disclosure of detailed information about business combination [line items]
Cash consideration paid	$ 0
Cash and cash equivalent balances acquired	1,935,822
Net cash transferred on acquisition	$ 1,935,822